CONDENSED CONSOLIDATED BALANCE SHEETS	Sep. 30, 2021 USD ($)
Current assets:
Cash	$ 254,887
Prepaid expenses	761,404
Total current assets	1,016,291
Investments held in Trust Account	276,052,152
Total Assets	277,068,443
Current liabilities:
Accounts payable	42,862
Due to related party	10,532
Accrued expenses	198,011
Total current liabilities	251,405
Accrued liabilities	4,483,777
Convertible note - related party	1,064,140
Deferred underwriting commissions	9,660,000
Derivative warrant liabilities	20,759,730
Total liabilities	36,219,052
Commitments and Contingencies
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(35,151,299)
Total shareholders' deficit	(35,150,609)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	277,068,443
Class A Common Stock Subject to Redemption
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 and -0- shares issued and outstanding at $10.00 per share as of September 30, 2021 and December 31, 2020, respectively	276,000,000
Class B Ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 690